Income Taxes - Loss before Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. operations	$ (23,330)	$ (21,132)
Foreign operations		(5,483)
Loss before provision for income taxes	$ (23,330)	$ (26,615)